4. Premises and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and Equipment

Major classifications of premises and equipment at December 31, 2020 and 2019 are summarized as follows:

(Dollars in thousands)
	2020	2019
Land	$3,970	3,690
Buildings and improvements	18,804	18,034
Furniture and equipment	26,565	24,743
Construction in process	10	395

Total premises and equipment	49,349	46,862

Less accumulated depreciation	30,749	28,258

Total net premises and equipment	$18,600	18,604

The Company recognized depreciation expense totaling $2.5 million for the year ended December 31, 2020 and $2.3 million for the years ended December 31, 2019 and 2018.

The Company had no gains or losses on the sale of or write-downs on premises and equipment for the year ended December 31, 2020. The Company has $239,000 net losses on the sale of and write-downs on premises and equipment for the year ended December 31, 2019.